SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable	$ 4,986,688
Less: allowance for doubtful account
Accounts receivable, net	4,986,688	2,032,717
Less: allowance for doubtful account
One Eighty Holdings Ltd [Member]
Accounts receivable	2,763,511	3,001,188	$ 867,362
Less: allowance for doubtful account
Accounts receivable, net	2,763,511	3,001,187	867,362
Less: allowance for doubtful account
Accounts receivable, net	2,763,511	3,001,188	$ 867,362
Digital Advertising Services [Member]
Accounts receivable	3,191,117	2,032,717
Cash Rebate Services [Member]
Accounts receivable	29,378
License and Service [Member]
Accounts receivable	1,766,193
Software Licensing [Member]
Accounts receivable	$ 1,766,193